FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value

	December 31, 2013
	U.S. dollars in thousands
	Level 1	Level 2
Cash and cash equivalents - cash deposits and other	$74,430
Derivatives:
Interest rate swap (liabilities)		($132)
Forward contracts (liabilities)		(90)
Forward contracts and currency options (assets)		1
	$74,430	$(221)

	December 31, 2012
	U.S. dollars in thousands
	Level 1	Level 2
Cash and cash equivalents - cash deposits and other	$2,729
Derivatives:
Interest rate swap (liabilities)		$(261)
Forward contracts and currency options (assets)		251
	$2,729	$(10)